PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Property, Plant and Equipment Abstract [Abstract]
Disclosure of detailed information about property, plant and equipment

	Leasehold improvements	Machinery and equipment	Rolling stock	Computer equipment	Furniture and office equipment	Production moulds	Master patterns and templates	Prototypes	Construction in progress	Total
	$	$	$	$	$	$	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2022	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	5,301,919	36,100,046
Additions	28,520,797	37,090,148	230,852	3,082,745	57,744	1,243,564	293,364	117,340	28,750,345	99,386,899
Disposal	—	—	(83,130)	—	—	—	—	—	—	(83,130)
Foreign currency translation adjustment	(338,404)	(1,964,912)	(15,314)	(320,273)	(39,618)	(164,521)	(84,415)	(14,396)	(2,224,303)	(5,166,156)
Balance at September 30, 2022	45,236,998	41,546,377	1,441,134	5,755,454	531,470	2,541,726	1,174,886	181,653	31,827,961	130,237,659

ACCUMULATED DEPRECIATION
Balance at January 1, 2022	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—	3,431,888
Depreciation	985,194	1,163,771	139,852	563,867	43,109	462,794	46,693	38,447	—	3,443,727
Disposal	—	—	(58,142)	—	—	—	—	—	—	(58,142)
Foreign currency translation adjustment	(172,344)	(99,412)	(7,471)	(89,801)	(9,195)	(44,433)	(7,562)	3,555	—	(426,663)
Balance at September 30, 2022	2,431,541	1,408,198	298,645	1,232,166	130,723	664,810	104,016	120,711	—	6,390,810
Carrying amount September 30, 2022	42,805,457	40,138,179	1,142,489	4,523,288	400,747	1,876,916	1,070,870	60,942	31,827,961	123,846,849

GROSS CARRYING AMOUNT
Balance at January 1, 2021	1,966,151	1,988,193	407,579	1,294,565	488,489	416,858	525,953	78,370	—	7,166,158
Additions	15,102,271	4,186,427	905,507	1,702,475	303,078	1,051,343	440,320	—	5,336,280	29,027,701
Transfers	—	283,185	—	—	(283,185)	—	—	–	—	—
Foreign currency translation adjustment	(13,817)	(36,664)	(4,360)	(4,058)	4,962	(5,518)	(336)	339	(34,361)	(93,813)
Balance at December 31, 2021	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	5,301,919	36,100,046

ACCUMULATED DEPRECIATION
Balance at January 1, 2021	774,384	96,356	120,439	363,142	125,071	114,635	46,954	78,370	—	1,719,351
Depreciation	847,151	165,129	104,269	396,321	54,747	132,470	17,890	—	—	1,717,977
Transfers	—	84,588	—	—	(84,588)	—	—	—	—	—
Foreign currency translation adjustment	(2,844)	(2,234)	(302)	(1,363)	1,579	(656)	41	339	—	(5,440)
Balance at December 31, 2021	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—	3,431,888
Carrying amount December 31, 2021	15,435,914	6,077,302	1,084,320	2,234,882	416,535	1,216,234	901,052	—	5,301,919	32,668,158